Leases - Undiscounted cash flows (Details)	Dec. 31, 2020 USD ($)
Undiscounted cash flows for contractual subleases
2021	$ 666,740
2022	823,900
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,517
Total	$ 1,904,431